Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest rate
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	$ 144,053	$ 107,462
Carrying amount, liabilities	81,738	73,988
Accumulated fair value hedge adjustments included in carrying amount, assets	(998)	(2,794)
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(980)	(2,066)
Change in fair value	659	441
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(2)	(8)
Interest rate | HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	9,891	7,769
Carrying amount, liabilities	80,258	78,402
Accumulated fair value hedge adjustments included in carrying amount, assets	(48)	(244)
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(1,072)	(2,423)
Change in fair value	(1,144)	1,094
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(7)	(9)
Interest rate | Financial investments - measured at fair value through other comprehensive income
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	115,156	93,055
Accumulated fair value hedge adjustments included in carrying amount, assets	(1,091)	(2,701)
Change in fair value	1,513	(728)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	257	311
Interest rate | Financial investments - measured at amortised cost
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	2,845	492
Accumulated fair value hedge adjustments included in carrying amount, assets	31	11
Change in fair value	18	(14)
Interest rate | Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	26,052	13,915
Accumulated fair value hedge adjustments included in carrying amount, assets	62	(104)
Change in fair value	157	16
Interest rate | Reverse repurchase agreements – non-trading
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	0	0
Accumulated fair value hedge adjustments included in carrying amount, assets	0	0
Change in fair value	0	0
Interest rate | Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	53,482	72,576
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(370)	(1,800)
Change in fair value	(586)	1,110
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	733	745
Interest rate | Debt securities in issue | HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	55,770	78,402
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(710)	(2,423)
Change in fair value	(870)	861
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(7)	(9)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	1,142	1,216
Interest rate | Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	201
Accumulated fair value hedge adjustments included in carrying amount, liabilities	0
Change in fair value	2
Interest rate | Customer accounts
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	2,237	207
Accumulated fair value hedge adjustments included in carrying amount, liabilities	0	0
Change in fair value	1	0
Interest rate | Subordinated liabilities
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	25,818	1,205
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(610)	(266)
Change in fair value	(446)	57
Interest rate | Subordinated liabilities | HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	24,488
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(361)
Change in fair value	(447)
Interest rate | Loans and advances to banks | HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	9,225	7,769
Accumulated fair value hedge adjustments included in carrying amount, assets	(39)	(244)
Change in fair value	183	233
Foreign exchange | Investment In Subsidiaries | HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	666	0
Accumulated fair value hedge adjustments included in carrying amount, assets	(9)	0
Change in fair value	$ (9)	$ 0